CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Preferred stock, Redemption value	$ 46,483	$ 35,524
Series A Preferred Stock
Preferred stock, par value (in usd per share)		$ 0.0001	$ 0.0001
Preferred stock, Shares authorized		400,000	400,000
Preferred stock, Redemption value		$ 0	$ 19,000
Preferred stock, issued		0	19,000
Series B Preferred stock, outstanding		0	19,000
Series B Preferred Stock
Preferred stock, par value (in usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	400,000	400,000	400,000
Preferred stock, Redemption value		$ 35,524	$ 9,823
Preferred stock, issued	46,483	35,524	9,823
Series B Preferred stock, outstanding	46,483	35,524	9,823
Common Class A
Common stock par value (in usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	7,000,000	7,000,000
Common stock issued (in shares)	23,795,450	6,518,383	2,635,050
Common Stock, Outstanding (in shares)	23,795,450	6,518,383	2,635,050
Class T Common Stock
Common stock par value (in usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	0	100,000	100,000
Common stock issued (in shares)	0	66,830	38,094
Common Stock, Outstanding (in shares)	0	66,830	38,094
Class I Common Stock
Common stock par value (in usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	0	9,100,000	9,100,000
Common stock issued (in shares)	0	8,050,883	1,917,690
Common Stock, Outstanding (in shares)	0	8,050,883	1,917,690
Common Class B
Common stock par value (in usd per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	0
Common stock issued (in shares)	3,750,000	0
Common Stock, Outstanding (in shares)	3,750,000	0